Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Australia (3.1%)
	Wesfarmers Ltd.	256,416	16,061
	Medibank Pvt Ltd.	3,915,472	14,193
	Coles Group Ltd.	555,805	9,389
	Brambles Ltd.	604,799	8,302
	Insurance Australia Group Ltd.	1,240,901	7,393
	Transurban Group	355,198	3,689
	APA Group	208,203	1,489
	CSL Ltd.	11,979	1,036
	Washington H Soul Pattinson & Co. Ltd.	25,507	828
			62,380
Belgium (0.1%)
	Colruyt Group NV	34,351	1,540
*	Argenx SE	1,140	976
			2,516
Brazil (1.1%)
	Itau Unibanco Holding SA ADR	2,391,522	20,232
	Petroleo Brasileiro SA - Petrobras ADR	102,139	1,752
			21,984
Canada (3.8%)
[1]	Hydro One Ltd.	507,688	21,150
	Pembina Pipeline Corp.	333,973	16,329
	Enbridge Inc.	250,262	13,618
	Intact Financial Corp.	57,574	11,304
	Dollarama Inc.	58,640	7,988
	Fortis Inc. (XTSE)	67,577	3,847
	Royal Bank of Canada	3,090	647
*	Kinaxis Inc.	4,750	569
			75,452
China (1.0%)
	Sinopharm Group Co. Ltd. Class H	2,340,400	5,190
	China Shenhua Energy Co. Ltd. Class H	779,500	4,318
	China Merchants Bank Co. Ltd. Class H	405,000	2,628
	Tencent Holdings Ltd.	36,100	2,206
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	701,000	2,137
*,2	InnoScience Suzhou Technology Holding Co. Ltd. Class H	336,100	1,671
	Beijing Enterprises Holdings Ltd.	345,500	1,394
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	131,200	992
			20,536
Denmark (0.1%)
	Tryg A/S	111,348	2,650
Finland (0.3%)
	Sampo OYJ Class A (XHEL)	633,903	7,018
France (3.2%)
	Orange SA	1,411,509	26,962
	Danone SA	281,090	21,865
	Engie SA (XPAR)	258,023	8,043
	Klepierre SA	94,914	4,311
	Sodexo SA (XPAR)	28,267	1,859
	Sanofi SA	15,189	1,308
			64,348
Germany (0.5%)
[1]	Scout24 SE	74,063	6,350
	SAP SE	17,535	3,214
			9,564

		Shares	Market Value ($000)
Hong Kong (0.8%)
	CLP Holdings Ltd.	1,437,605	14,293
	Power Assets Holdings Ltd.	139,770	1,052
			15,345
India (3.0%)
	ICICI Bank Ltd. ADR	929,025	27,861
	HDFC Bank Ltd. ADR	680,139	16,276
	Dr Reddy's Laboratories Ltd. ADR	1,369,305	16,226
			60,363
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	137,395	2,014
Israel (0.5%)
	Elbit Systems Ltd.	4,391	3,547
*	Tower Semiconductor Ltd.	15,264	3,344
	Israel Discount Bank Ltd. Class A	121,586	1,269
	First International Bank of Israel Ltd.	10,046	776
*	Enlight Renewable Energy Ltd.	6,463	549
*	Nova Ltd.	1,283	510
*	OPC Energy Ltd.	15,729	493
			10,488
Italy (0.8%)
	Eni SpA	589,825	16,407
Japan (2.6%)
	Softbank Corp.	13,712,700	19,247
	McDonald's Holdings Co. Japan Ltd.	146,900	7,466
	Canon Inc.	186,400	5,188
	Kyushu Railway Co.	191,100	4,312
	Nippon Building Fund Inc.	3,378	2,849
	Obic Co. Ltd.	53,200	1,526
	Yamada Holdings Co. Ltd.	337,000	1,505
	Japan Real Estate Investment Corp.	1,935	1,481
	Toho Co. Ltd.	144,500	1,388
	Japan Metropolitan Fund Investment	1,451	1,072
	Brother Industries Ltd.	35,200	877
	COMSYS Holdings Corp.	19,400	637
	Otsuka Corp.	30,400	627
	KDX Realty Investment Corp.	592	579
	Nomura Real Estate Master Fund Inc.	494	472
	USS Co. Ltd.	37,100	468
	GLP J-Reit	514	467
	FUJIFILM Holdings Corp.	19,100	450
	Seino Holdings Co. Ltd.	26,200	433
	SHO-BOND Holdings Co. Ltd.	51,700	428
			51,472
Mexico (0.3%)
	America Movil SAB de CV ADR	171,455	4,346
	Fomento Economico Mexicano SAB de CV ADR	9,321	1,193
			5,539
Netherlands (1.0%)
	Koninklijke KPN NV	2,381,986	11,247
	ASML Holding NV	5,005	8,248
			19,495
Norway (0.4%)
	DNB Bank ASA	94,545	3,044
	Orkla ASA	250,044	2,777
	Equinor ASA	24,330	999
	Telenor ASA	46,170	653
			7,473
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	636,161	14,450
	United Overseas Bank Ltd.	12,100	409
			14,859
South Korea (2.4%)
	KT&G Corp.	151,177	18,812
	LEENO Industrial Inc.	181,395	7,973

		Shares	Market Value ($000)
	Celltrion Inc.	45,054	5,806
	HMM Co. Ltd.	300,353	4,377
	NAVER Corp.	29,418	4,212
	DB HiTek Co. Ltd.	37,158	2,110
	Samsung SDS Co. Ltd.	12,289	1,732
	Industrial Bank of Korea	87,249	1,251
	Doosan Tesna Inc.	23,828	1,039
	ISC Co. Ltd.	7,839	691
*	Fadu Inc.	12,626	544
[2]	Jusung Engineering Co. Ltd.	3,649	301
			48,848
Spain (0.4%)
	Bankinter SA	400,014	7,358
Sweden (0.3%)
	Tele2 AB Class B	280,452	4,859
	Essity AB Class B	35,154	1,021
			5,880
Switzerland (2.9%)
	Swisscom AG (Registered)	34,594	26,584
	Novartis AG (Registered)	165,348	25,859
[1]	Galenica AG	27,144	2,883
	Banque Cantonale Vaudoise (Registered)	17,241	2,705
	PSP Swiss Property AG (Registered)	4,143	747
			58,778
Taiwan (4.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	72,859	29,453
	ASE Technology Holding Co. Ltd. ADR	775,085	27,260
	United Microelectronics Corp. ADR	1,077,002	20,495
	Chunghwa Telecom Co. Ltd. ADR	71,220	3,035
			80,243
Turkiye (0.0%)
	Turkcell Iletisim Hizmetleri A/S ADR	104,270	561
United Kingdom (5.9%)
	Shell plc (XLON)	655,209	29,990
	Compass Group plc	907,281	28,812
	Pearson plc	1,099,156	18,548
	GSK plc	395,740	10,290
	Sage Group plc	715,833	9,430
	Haleon plc	1,459,146	7,143
	Unilever plc	91,359	5,813
	AstraZeneca plc	31,205	5,308
[1]	Autotrader Group plc	238,167	1,682
	Softcat plc	33,439	877
			117,893
United States (58.7%)
[3]	Microsoft Corp.	79,180	36,796
[3]	Coca-Cola Co.	375,331	32,875
[3,4]	Cisco Systems Inc.	260,955	30,268
[3]	Waste Management Inc.	128,682	29,153
	Motorola Solutions Inc.	66,613	29,027
[3]	Church & Dwight Co. Inc.	291,280	28,781
	Republic Services Inc.	134,833	28,389
[3]	Lockheed Martin Corp.	48,471	28,246
	TJX Cos. Inc.	178,677	28,113
	Cencora Inc.	87,349	27,195
	RTX Corp.	124,654	26,828
[3]	NVIDIA Corp.	131,503	26,399
[3]	Texas Instruments Inc.	95,400	26,306
*	O'Reilly Automotive Inc.	290,955	25,997
	McDonald's Corp.	95,781	25,922
[3]	McKesson Corp.	30,092	25,764
[3]	International Business Machines Corp.	107,931	24,139
	White Mountains Insurance Group Ltd.	11,312	23,729
	Roper Technologies Inc.	60,332	23,648
	Northrop Grumman Corp.	42,741	23,186
[3]	Analog Devices Inc.	59,641	21,913

		Shares	Market Value ($000)
	Omega Healthcare Investors Inc.	410,358	20,776
	VeriSign Inc.	70,781	20,528
[3]	Cboe Global Markets Inc.	65,545	20,334
	Amdocs Ltd.	355,191	19,791
[3]	Colgate-Palmolive Co.	212,887	19,437
[3]	Alphabet Inc. Class C	52,766	18,819
	Southern Co.	198,032	18,722
	Consolidated Edison Inc.	165,850	18,053
	General Dynamics Corp.	46,139	17,691
	Kinder Morgan Inc.	527,562	16,977
	ExxonMobil Holdings Corp.	104,085	16,179
	IDACORP Inc.	110,117	15,737
	AptarGroup Inc.	116,769	15,642
[3]	CME Group Inc.	58,070	15,551
	HP Inc.	524,469	14,302
	Chemed Corp.	25,121	13,371
	Dolby Laboratories Inc. Class A	223,006	13,115
*	Cirrus Logic Inc.	99,328	12,848
	Agree Realty Corp.	159,435	12,404
[3]	Automatic Data Processing Inc.	43,331	11,546
	General Mills Inc.	320,764	11,467
[3]	Apple Inc.	36,180	11,176
	Alphabet Inc. Class A	30,636	10,910
	Fox Corp. Class B	209,417	10,877
*	Boston Scientific Corp.	225,354	10,531
	Aon plc Class A (XNYS)	28,388	10,235
*	Berkshire Hathaway Inc. Class A	13	9,966
*	Madison Square Garden Sports Corp.	25,279	9,952
	Chevron Corp.	50,493	9,938
	Procter & Gamble Co.	66,748	9,644
*	FTI Consulting Inc.	59,474	9,479
	Equity LifeStyle Properties Inc.	145,108	9,442
[3]	Atmos Energy Corp.	52,975	9,153
	Chubb Ltd.	24,728	8,672
	Micron Technology Inc.	10,000	8,230
	Kimberly-Clark Corp.	69,689	7,618
	Progressive Corp.	34,886	7,376
	Duke Energy Corp.	58,524	7,341
[3]	Abbott Laboratories	68,228	7,212
[3]	AbbVie Inc.	28,413	7,130
	Williams Cos. Inc.	93,514	6,690
*	Box Inc. Class A	167,230	5,276
	FirstEnergy Corp.	108,594	5,246
	W R Berkley Corp.	68,481	4,968
	Quest Diagnostics Inc.	20,894	4,868
[3]	Visa Inc. Class A (XNYS)	12,959	4,745
[3]	Caterpillar Inc. (XNYS)	5,789	4,717
*	Tesla Inc.	13,579	4,226
	Intuit Inc.	13,044	4,123
	Casey's General Stores Inc.	4,630	4,033
*	AutoZone Inc.	1,288	3,885
	NewMarket Corp.	4,435	3,770
	WEC Energy Group Inc.	33,602	3,677
	Oracle Corp.	19,862	2,579
	CMS Energy Corp.	35,273	2,539
	Service Corp. International	29,374	2,532
*	Check Point Software Technologies Ltd.	19,457	2,474
	New York Times Co. Class A	32,618	2,443
[3]	QUALCOMM Inc.	16,207	2,392
	Becton Dickinson & Co.	13,722	2,273
[3]	Loews Corp.	18,331	2,127
	Walmart Inc.	16,373	1,821
	Western Digital Corp.	2,826	1,540
	Marsh & McLennan Cos. Inc.	7,565	1,435
*	Tyler Technologies Inc.	3,772	1,168
*	Atlanta Braves Holdings Inc. Class C	18,549	943
	Cardinal Health Inc.	3,908	899
	InterDigital Inc.	2,903	885
	Fox Corp. Class A	14,472	843
	Ensign Group Inc.	3,611	643

		Shares	Market Value ($000)
[3]	Realty Income Corp.	7,573	484
	AMETEK Inc.	1,858	449
			1,181,539
Total Common Stocks (Cost $1,457,013)			1,971,003
Preferred Stocks (1.4%)
	Samsung Electronics Co. Ltd. Preference Shares	219,598	27,596
	Henkel AG & Co. KGaA Preference Shares	15,210	1,326
Total Preferred Stocks (Cost $17,390)			28,922
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[5,6]	Vanguard Market Liquidity Fund, 3.718% (Cost $17,533)	175,361	17,534
Total Investments (100.3%) (Cost $1,491,936)			2,017,459
Other Assets and Liabilities—Net (-0.3%)			(5,614)
Net Assets (100%)			2,011,845
Cost is in $000.

*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $33,057, representing 1.6% of net assets.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,671.
3	Securities with a value of $12,712 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,619 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,773 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	32	12,031	31

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	8/17/2026	EUR	1,246	USD	1,424	13	—
State Street Bank & Trust Co.	8/17/2026	GBP	875	USD	1,169	11	—
State Street Bank & Trust Co.	8/17/2026	INR	655,246	USD	6,752	107	—
Citibank, N.A.	8/18/2026	KRW	11,302,955	USD	7,781	51	—
Goldman Sachs International	8/18/2026	KRW	9,633,667	USD	6,516	159	—
State Street Bank & Trust Co.	8/18/2026	KRW	2,877,583	USD	1,901	92	—
State Street Bank & Trust Co.	8/17/2026	TWD	562,726	USD	17,376	74	—
State Street Bank & Trust Co.	8/17/2026	TWD	231,302	USD	7,199	—	(26)
Goldman Sachs International	8/17/2026	TWD	167,148	USD	5,175	8	—
Bank of Montreal	8/17/2026	USD	59,882	AUD	86,340	—	(850)
State Street Bank & Trust Co.	8/17/2026	USD	1,246	AUD	1,797	—	(17)
State Street Bank & Trust Co.	8/17/2026	USD	20,471	BRL	106,376	—	(419)
Barclays Bank plc	8/17/2026	USD	80,053	CAD	113,527	—	(990)
Bank of Montreal	8/17/2026	USD	61,611	CHF	49,473	300	—
Deutsche Bank AG	8/17/2026	USD	2,708	DKK	17,673	—	(21)
Toronto-Dominion Bank	8/17/2026	USD	125,795	EUR	109,856	—	(973)
Citibank, N.A.	8/17/2026	USD	5,002	EUR	4,351	—	(19)
Bank of Montreal	8/17/2026	USD	113,244	GBP	84,690	—	(894)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	8/17/2026	USD	6,254	GBP	4,708	—	(91)
UBS AG	8/17/2026	USD	32,089	HKD	251,308	24	—
State Street Bank & Trust Co.	8/17/2026	USD	4,204	HKD	32,923	3	—
Goldman Sachs International	8/18/2026	USD	1,106	IDR	19,862,918	6	—
Goldman Sachs International	8/17/2026	USD	11,373	ILS	34,483	85	—
BNP Paribas	8/17/2026	USD	65,478	INR	6,231,846	245	—
Toronto-Dominion Bank	8/17/2026	USD	48,494	JPY	7,827,996	—	(774)
BNP Paribas	8/18/2026	USD	81,888	KRW	124,026,568	—	(4,049)
Goldman Sachs International	8/18/2026	USD	5,900	KRW	8,629,766	—	(80)
State Street Bank & Trust Co.	8/17/2026	USD	6,930	MXN	121,520	—	(76)
Toronto-Dominion Bank	8/17/2026	USD	6,533	NOK	64,083	—	(227)
Toronto-Dominion Bank	8/17/2026	USD	6,097	SEK	58,832	—	(87)
UBS AG	8/17/2026	USD	12,852	SGD	16,556	—	(74)
Barclays Bank plc	8/17/2026	USD	1,177	SGD	1,516	—	(7)
State Street Bank & Trust Co.	8/17/2026	USD	95,288	TWD	3,063,045	302	—
Toronto-Dominion Bank	8/17/2026	USD	6,121	TWD	196,819	17	—
State Street Bank & Trust Co.	8/17/2026	USD	5,007	TWD	162,143	—	(21)
						1,497	(9,695)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $791 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,284,514	—	—	1,284,514
Common Stocks—Other	143,181	543,308	—	686,489
Preferred Stocks	—	28,922	—	28,922
Temporary Cash Investments	17,534	—	—	17,534
Total	1,445,229	572,230	—	2,017,459

Derivative Financial Instruments
Assets
Futures Contracts[1]	31	—	—	31
Forward Currency Contracts	—	1,497	—	1,497
Total	31	1,497	—	1,528
Liabilities
Forward Currency Contracts	—	(9,695)	—	(9,695)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.